Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Operating Revenue	₩ 91,250	₩ 90,023	₩ 50,650
Purchases	59,442	61,615	58,339
K Bank, Inc.
Disclosure of transactions between related parties [line items]
Operating Revenue	33,845	31,721	22,701
Purchases	30,078	22,548	13,429
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)
Disclosure of transactions between related parties [line items]
Operating Revenue	78	75	78
Purchases	0	0	182
K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Operating Revenue	236	236	346
Purchases	1,811	2,547	2,559
K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Operating Revenue	25,317	32,286	6,216
Purchases	1,704	0	0
Others
Disclosure of transactions between related parties [line items]
Operating Revenue	31,290	25,534	21,308
Purchases	25,731	33,804	42,169
Digital Pharm Co., Ltd.
Disclosure of transactions between related parties [line items]
Operating Revenue			1
Purchases			₩ 0
Others
Disclosure of transactions between related parties [line items]
Operating Revenue	484	171
Purchases	₩ 118	₩ 2,716